As filed with the Securities and Exchange Commission on October 19, 2015

Securities Act File No. 333-170122

Investment Company File No. 811-22487

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 314	☒

and/or

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1940	☒
Amendment No. 316	☒

(Check appropriate box or boxes)

DBX ETF TRUST

(Exact name of Registrant as specified in its charter)

345 Park Avenue

New York, New York 10154

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-5883

Alex Depetris

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and Address of Agent for Service)

Copy to: Stuart Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 6, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 294 to its Registration Statement until November 6, 2015. Parts A, B and C of Registrant’s Post-Effective Amendment No. 294 under the Securities Act of 1933 and Amendment No. 296 under the Investment Company Act of 1940, filed on August 21, 2015, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and state of New York on the 19th day of October, 2015.

DBX ETF Trust

By:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities stated and on the dates indicated.

	SIGNATURE	CAPACITY	DATE
/s/ Alex Depetris
	Alex Depetris	Trustee and Chairman, President,	October 19, 2015
Chief Executive Officer and Secretary
/s/ Michael Gilligan
	Michael Gilligan	Treasurer, Chief Financial Officer and Controller	October 19, 2015

/s/ J. David Officer*
	J. David Officer	Trustee	October 19, 2015

/s/ Stephen R. Byers*
	Stephen R. Byers	Trustee	October 19, 2015

/s/ George O. Elston*
	George O. Elston	Trustee

*By:	/s/ Alex Depetris		October 19, 2015
Alex Depetris (attorney-in-fact)